Equity (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands						12 Months Ended
		Jul. 15, 2024 USD ($) $ / shares shares	May 31, 2024 CNY (¥)	May 24, 2024 shares	Jun. 23, 2023 $ / shares shares	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2024 $ / shares	Dec. 31, 2023 $ / shares	Dec. 31, 2022 CNY (¥)
Equity [Line Items]
Issued of ordinary shares					63,871,650
Consideration amount (in Yuan Renminbi) | ¥			¥ 23,692
Equity investment (in Yuan Renminbi) | ¥							¥ 3,040
Tax rate						10.00%
Reserve rate						50.00%
Additional paid-in capital (in Yuan Renminbi) | ¥						¥ 220,300	218,300
Cheng’s [Member]
Equity [Line Items]
Equity investment (in Yuan Renminbi) | ¥										¥ 1,800
Huayuan Hengying (Xiamen) [Member]
Equity [Line Items]
Equity investment (in Yuan Renminbi) | ¥										¥ 21,964
Jinfu No.1 [Member]
Equity [Line Items]
Equity investment (in Yuan Renminbi) | ¥							47,500
Xiamen Yijutianxia [Member]
Equity [Line Items]
Equity investment (in Yuan Renminbi) | ¥							214
LZ Technology Holdings [Member]
Equity [Line Items]
Equity investment (in Yuan Renminbi) | ¥							¥ 44,674
Dongling Technology Co., Ltd.[Member]
Equity [Line Items]
Percentage of equity interest			3.15%
Lianzhang Portal to LZ Menhu [Member]
Equity [Line Items]
Percentage of equity interest				3.15%
Lianzhang Portal [Member]
Equity [Line Items]
Percentage of equity interest								96.85%
Class A Ordinary Shares [Member]
Equity [Line Items]
Issued of ordinary shares				311,915	9,589,248
Ordinary shares par value (in Dollars per share) | $ / shares					$ 0.0001
Ordinary shares par value (in Dollars per share) | $ / shares	[1]							$ 0.000025	$ 0.000025
Additional common stock issued		9,901,163
Additional common stock outstanding		39,604,652
Class A Ordinary Shares [Member] | LZ Holdings [Member]
Equity [Line Items]
Shares of consideration		17,104,652
Class A Ordinary Shares [Member] | Maximum [Member]
Equity [Line Items]
Shares of consideration		39,604,652
Class A Ordinary Shares [Member] | Minimum [Member]
Equity [Line Items]
Shares of consideration		22,500,000
Class B Ordinary Shares [Member]
Equity [Line Items]
Issued of ordinary shares				1,824,185	54,282,402
Ordinary shares par value (in Dollars per share) | $ / shares					$ 0.0001
Ordinary shares par value (in Dollars per share) | $ / shares	[1]							$ 0.000025	$ 0.000025
Additional common stock issued		56,106,587
Additional common stock outstanding		224,426,348
Class B Ordinary Shares [Member] | LZ Holdings [Member]
Equity [Line Items]
Shares of consideration		23,549,935
Class B Ordinary Shares [Member] | BJ Tojoy Shared Enterprise Consulting Ltd [Member]
Equity [Line Items]
Shares of consideration		10,779,690
Class B Ordinary Shares [Member] | Vanshion Investment Group Limited [Member]
Equity [Line Items]
Shares of consideration		25,913,094
Class B Ordinary Shares [Member] | Youder Investment Group Limited [Member]
Equity [Line Items]
Shares of consideration		29,268,824
Class B Ordinary Shares [Member] | Sing Family Investment Limited [Member]
Equity [Line Items]
Shares of consideration		2,175,444
Class B Ordinary Shares [Member] | Kim Full Investment Company Limited [Member]
Equity [Line Items]
Shares of consideration		5,239,361
Class B Ordinary Shares [Member] | Maximum [Member]
Equity [Line Items]
Shares of consideration		224,426,348
Class B Ordinary Shares [Member] | Minimum [Member]
Equity [Line Items]
Shares of consideration		127,500,000
Ordinary Shares [Member]
Equity [Line Items]
Issued of ordinary shares		2,000,000,000
Ordinary shares par value (in Dollars per share) | $ / shares		$ 0.000025
Ordinary shares issued and unissued price per units (in Dollars per share) | $ / shares		0.0001
Ordinary shares par value (in Dollars per share) | $ / shares		$ 0.000025
Share capital (in Dollars) | $		$ 50,000
Ordinary Shares [Member] | Class A Ordinary Shares [Member]
Equity [Line Items]
Issued of ordinary shares		80,000,000
Ordinary Shares [Member] | Class B Ordinary Shares [Member]
Equity [Line Items]
Issued of ordinary shares		1,920,000,000

[1]	Ordinary shares and shares data are presented on a retroactive basis to reflect the reorganization (Note 1(b)) and the Share Subdivision and the Share Surrender implemented on July 15, 2024 (Note 13).